CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($)	Total	Convertible Debt	Cantor Loan	Forward Purchase Contract Warrant	PIPE Warrant	Liberty Subscription Agreement	Preferred Stock	Common Stock	Common Stock Convertible Debt	Common Stock Cantor Loan	Common Stock Forward Purchase Contract Warrant	Common Stock PIPE Warrant	Common Stock Liberty Subscription Agreement	Additional paid-in capital	Additional paid-in capital Convertible Debt	Additional paid-in capital Cantor Loan	Additional paid-in capital Forward Purchase Contract Warrant	Additional paid-in capital PIPE Warrant	Additional paid-in capital Liberty Subscription Agreement	Treasury stock	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance (shares) at Dec. 31, 2020	0
Beginning balance at Dec. 31, 2020	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series X preferred stock (shares)	(2,033,230)
Issuance of Series X preferred stock	$ 20,332,000
Dividends on Redeemable Series X preferred stock	256,000
Ending balance at Jun. 30, 2021	$ 20,588,000
Ending balance (shares) at Jun. 30, 2021	2,033,230
Beginning balance (shares) at Dec. 31, 2020							8,740,398
Beginning balance at Dec. 31, 2020	$ (25,828,000)													$ 64,042,000						$ 0	$ 0	$ (89,870,000)
Beginning balance (shares) at Dec. 31, 2020								4,929,262
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of shares (in shares)							(4,128,413)
Repurchase of shares	(189,200,000)													(18,251,000)						(170,949,000)
Extinguishment of Convertible Notes	39,009,000													39,009,000
Net loss	(31,478,000)																					(31,478,000)
Exercise of stock options (in shares)								142,642
Exercise of stock options	322,000													322,000
Stock-based compensation	5,536,000													5,536,000								0
Ending balance (shares) at Jun. 30, 2021							4,611,985
Ending balance at Jun. 30, 2021	$ (201,639,000)													90,658,000						(170,949,000)	0	(121,348,000)
Ending balance (shares) at Jun. 30, 2021								5,071,904
Beginning balance (shares) at Dec. 31, 2021	2,033,230
Beginning balance at Dec. 31, 2021	$ 21,306,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of Series X preferred stock in connection with the reverse recapitalization (shares)	(2,033,230)							(2,140,340)
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the reverse recapitalization	$ (21,403,000)													(21,403,000)
Dividends on Redeemable Series X preferred stock	97,000
Ending balance at Jun. 30, 2022	$ 0
Ending balance (shares) at Jun. 30, 2022	0
Beginning balance (shares) at Dec. 31, 2021	4,611,985						4,611,985
Beginning balance at Dec. 31, 2021	$ (260,738,000)													96,471,000						(170,949,000)	(86,000)	(186,174,000)
Beginning balance (shares) at Dec. 31, 2021								5,263,068
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of shares (in shares)								(516,123)
Repurchase of shares	(2,750,000)																			(2,750,000)
Hanover Holdings Transaction (Note 11) (in shares)							(149,817)	(51,700)
Hannover Holdings Transaction (Note 11)	(5,853,000)
Merger Transaction and Reverse Recapitalization (shares)							(4,462,168)
Merger transaction and Reverse Recapitalization	$ 5,145,000							$ 34,750,331						(165,804,000)						170,949,000
Stock issued during period, conversion of convertible securities (in shares)									17,980,954	788,021	1,250,000	6,108,332	20,619,835
Stock issued during period, conversion of convertible securities		$ 64,051,000	$ 7,880,000	$ 10,000,000	$ 47,430,000	$ 121,182,000									$ 64,051,000	$ 7,880,000	$ 10,000,000	$ 47,430,000	$ 121,182,000
Conversion of Series X preferred stock in connection with the reverse recapitalization (shares)	2,033,230							2,140,340
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the reverse recapitalization	$ 21,403,000													21,403,000
Reclassification of Columbia Warrant to equity	124,805,000													124,805,000
Repayment of Columbia Loan	(3,418,000)													(3,418,000)
Reclassification of Forfeiture Earnout Liability to equity	1,005,000													1,005,000
Issuance of common stock upon exercise of Public Warrants (in shares)								613,111
Issuance of common stock upon exercise of Public Warrants	5,628,000													5,628,000
Net loss	(8,121,000)																					(8,121,000)
Other comprehensive loss	(322,000)																				(322,000)
Issuance of additional shares related to Cantor Loan Earnout (shares)								26,050
Issuance of additional shares related to Cantor Loan Earnout	$ 167,000													167,000
Exercise of stock options (in shares)	21,927							21,927
Exercise of stock options	$ 21,000													21,000
Stock-based compensation	$ 4,485,000													4,485,000
Ending balance (shares) at Jun. 30, 2022	0						0
Ending balance at Jun. 30, 2022	$ 132,000,000													$ 335,306,000						$ (8,603,000)	$ (408,000)	$ (194,295,000)
Ending balance (shares) at Jun. 30, 2022								88,994,146
Beginning balance (shares) at Jan. 24, 2022	17,215,336
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of additional shares related to Cantor Loan Earnout (shares)				1,250,000
Ending balance (shares) at Jan. 25, 2022	88,824,647